Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Innovator Equity Managed Floor ETF
Prospectus [Line Items]
Annual Return [Percent]	13.31%	19.84%	21.13%
Innovator Nasdaq-100 Managed Floor ETF
Prospectus [Line Items]
Annual Return [Percent]	17.14%
Innovator U.S. Small Cap Managed Floor ETF
Prospectus [Line Items]
Annual Return [Percent]	11.83%